Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of inventories [text block] [Abstract]
Inventories recognized as expense	$ 3,216,000	$ 2,959,000	$ 3,843,000